Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	$ 68,094	$ 68,644
Net book value as of
Additions through business combination	7,921
Additions during the period	118,194	10,476
Dispositions during the period	(6,396)	(11,026)
Transfer to assets held for sale	(11,287)
Balance	176,526	68,094
Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	32,301	30,870
Net book value as of
Depreciation	22,812	10,148
Dispositions during the period	(5,351)	(8,717)
Transfer to assets held for sale	(10,026)
Impairment	1,800
Impairment reversal	(1,860)
Balance	39,676	32,301
Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	35,793
Net book value as of
Balance	136,850	35,793
BVVE and electrical components [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	52,676	54,127
Net book value as of
Additions through business combination	7,081
Additions during the period	114,323	9,548
Dispositions during the period	(6,146)	(10,999)
Transfer to assets held for sale	(11,287)
Balance	156,647	52,676
BVVE and electrical components [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	30,042	28,976
Net book value as of
Depreciation	22,233	9,762
Dispositions during the period	(5,172)	(8,696)
Transfer to assets held for sale	(10,026)
Impairment reversal	(1,311)
Balance	35,766	30,042
BVVE and electrical components [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	22,634
Net book value as of
Balance	120,881	22,634
Mineral assets [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	9,000	9,000
Net book value as of
Additions through business combination
Additions during the period
Dispositions during the period
Transfer to assets held for sale
Balance	9,000	9,000
Mineral assets [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance
Net book value as of
Depreciation
Dispositions during the period
Transfer to assets held for sale
Impairment	1,800
Impairment reversal
Balance	1,800
Mineral assets [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	9,000
Net book value as of
Balance	7,200	9,000
Land and buildings [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	3,263	2,721
Net book value as of
Additions through business combination	840
Additions during the period	470	542
Dispositions during the period	(24)
Transfer to assets held for sale
Balance	4,549	3,263
Land and buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	185	101
Net book value as of
Depreciation	104	84
Dispositions during the period	(3)
Transfer to assets held for sale
Impairment reversal
Balance	286	185
Land and buildings [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	3,078
Net book value as of
Balance	4,263	3,078
Leasehold improvements [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	2,707	2,415
Net book value as of
Additions through business combination
Additions during the period	3,265	306
Dispositions during the period	(189)	(14)
Transfer to assets held for sale
Balance	5,783	2,707
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	1,861	1,641
Net book value as of
Depreciation	396	234
Dispositions during the period	(148)	(14)
Transfer to assets held for sale
Impairment reversal	(549)
Balance	1,560	1,861
Leasehold improvements [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	846
Net book value as of
Balance	4,223	846
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	448	381
Net book value as of
Additions through business combination
Additions during the period	136	80
Dispositions during the period	(37)	(13)
Transfer to assets held for sale
Balance	547	448
Vehicles [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	213	152
Net book value as of
Depreciation	79	68
Dispositions during the period	(28)	(7)
Transfer to assets held for sale
Impairment reversal
Balance	264	213
Vehicles [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance	235
Net book value as of
Balance	$ 283	$ 235